Net Debt - Summary of Maturity Profile of Financial Liabilities Based on the Contractual Amounts (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	$ 22,412	$ 18,723
Expected future interest payments, contractual amount	9,040	8,418
Derivatives related to debentures, contractual amount	1,565	2,164
Other financial liabilities, contractual amount	549	796
Obligations under lease liabilities, contractual amount	3,993	4,200
Trade and other payables, contractual amount	6,580	6,663
Total, contractual amount	44,139	40,964
Bank loans, debentures and other loans, carrying amount	21,543	17,602
Derivatives related to debentures, carrying amount	1,056	1,513
Other financial liabilities, carrying amount	522	758
Obligations under lease liabilities, carrying amount	2,953	3,116
Trade and other payables, carrying amount	6,580	6,663
Total financial liabilities	32,654	29,652
Due not later than one year [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	1,380	1,402
Expected future interest payments, contractual amount	1,062	884
Derivatives related to debentures, contractual amount	129	485
Other financial liabilities, contractual amount	214	333
Obligations under lease liabilities, contractual amount	787	836
Trade and other payables, contractual amount	6,547	6,618
Total, contractual amount	10,119	10,558
Later than one year and not later than two years [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	1,757	1,362
Expected future interest payments, contractual amount	960	827
Derivatives related to debentures, contractual amount	56	171
Other financial liabilities, contractual amount	82	67
Obligations under lease liabilities, contractual amount	603	591
Trade and other payables, contractual amount	11	15
Total, contractual amount	3,469	3,033
Later than two years and not later than five years [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	7,316	4,960
Expected future interest payments, contractual amount	2,267	1,923
Derivatives related to debentures, contractual amount	151	377
Other financial liabilities, contractual amount	253	233
Obligations under lease liabilities, contractual amount	938	1,012
Trade and other payables, contractual amount	19	27
Total, contractual amount	10,944	8,532
Due later than five years [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	11,959	10,999
Expected future interest payments, contractual amount	4,751	4,784
Derivatives related to debentures, contractual amount	1,229	1,131
Other financial liabilities, contractual amount	0	163
Obligations under lease liabilities, contractual amount	1,665	1,761
Trade and other payables, contractual amount	3	3
Total, contractual amount	$ 19,607	$ 18,841